[Transamerica Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	PFL Variable Annuity Fund II

File No. 811-02411, CIK 0000078011

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), PFL Variable Annuity Fund II, a unit investment trust registered under the Act, recently mailed to its contract owners the annual/semi annual report for the underlying management investment company ING Mutual Funds, ING Funds Trust, and ING Investment Funds. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual/semi annual reports were filed with the Commission via EDGAR on the dated indicated:

•	ING Mutual Funds (CIK: 0000895430) filed July 6th, 2005

•	ING Funds Trust (CIK: 001066602) filed June 2, 2005

•	ING Investment Funds (CIK: 001063946) filed August 8th, 2005

To the extent necessary, that filing is incorporated herein by reference.

Transamerica Life Insurance Company

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith

Assistant General Counsel

Financial Markets Group